RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Rent, operating costs, and leasehold improvements paid associated with related party		$ 1,811
Purchase of services	$ 73